Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011
Current Assets:
Cash and cash equivalents	$ 549,897	$ 254,370	$ 793,664
Accounts and notes receivable (less allowances)	505,392	409,366	467,346
Programs and program licenses	271,204	271,773	289,351
Assets of discontinued operations	262,268	261,174	247,560
Other current assets	82,114	22,067	30,166
Total current assets	1,670,875	1,218,750	1,828,087
Investments	48,536	46,395	52,281
Property, plant and equipment, net	214,131	208,684	214,189
Goodwill and other intangible assets:
Goodwill	510,484	514,476	510,484
Other intangible assets, net	598,080	632,067	587,635
Total goodwill and other intangible assets, net	1,108,564	1,146,543
Other assets:
Programs and program licenses (less current portion)	252,522	255,839	258,715
Unamortized network distribution incentives	82,339	71,266	78,040
Other non-current assets	11,465	15,585	11,886
Total other assets	346,326	342,690
Total Assets	3,388,432	2,963,062	3,541,317
Current liabilities:
Accounts payable	9,672	26,933	10,074
Program rights payable	26,256	20,350	26,388
Customer deposits and unearned revenue	27,125	13,994	28,301
Accrued liabilities:
Employee compensation and benefits	47,902	39,288	26,111
Accrued marketing and advertising costs	7,277	5,038	6,314
Liabilities of discontinued operations	44,046	40,055	37,393
Other accrued liabilities	61,797	84,742	50,528
Total current liabilities	224,075	230,400	185,109
Deferred income taxes	81,960	99,823	78,284
Long-term debt	884,395	884,239	884,432
Other liabilities (less current portion)	117,708	99,662	125,689
Total liabilities	1,308,138	1,314,124	1,273,514
Commitments and contingencies (Note 22)
Redeemable noncontrolling interests (Note 17)	158,148	113,886	161,522
SNI shareholders' equity:
Common Stock	1,676	1,658	1,681
Additional paid-in capital	1,371,050	1,271,209	1,413,051
Retained earnings	414,972	113,853	502,864
Accumulated other comprehensive income (loss)	(11,525)	(3,004)	(11,112)
Total SNI shareholders' equity	1,776,173	1,383,716	1,906,484
Noncontrolling interest (Note 17)	145,973	151,336	199,797
Total equity	1,922,146	1,535,052	2,106,281
Total Liabilities and Equity	3,388,432	2,963,062	3,541,317
Class A
SNI shareholders' equity:
Common Stock	1,332	1,295	1,337
Common Stock
SNI shareholders' equity:
Common Stock	$ 344	$ 363	$ 344